Operating Leases (Details) - Schedule of Undiscounted Cash Payment Obligations for its Non-Cancelable Lease Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Undiscounted Cash Payment Obligations for its Non-Cancelable Lease Liabilities [Abstract]
2024	$ 76,092	$ 2,714
2025
2026
2027
2028
Total undiscounted cash payments	114,138	2,714
Less interest	5,980
Present value of payments	$ 108,158	$ 2,714